Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	312 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE Index (Net Return) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	31.22%	8.92%	8.18%
Lipper International Multi-Cap Value Funds Classification Average (reflects no deduction for taxes or sales loads)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	39.69%	11.20%	8.19%
Nuveen International Value Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent		27.94%	10.34%	7.23%
Performance Inception Date					Dec. 20, 1999
Nuveen International Value Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		27.93%	9.86%	6.83%
Performance Inception Date					Dec. 20, 1999
Nuveen International Value Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		16.54%	8.21%	5.86%
Performance Inception Date					Dec. 20, 1999
Nuveen International Value Fund - Class C
Prospectus [Line Items]
Average Annual Return, Percent		34.76%	10.82%	7.22%
Performance Inception Date					Dec. 20, 1999
Nuveen International Value Fund - Class I
Prospectus [Line Items]
Average Annual Return, Percent		36.06%	11.92%	8.13%
Performance Inception Date					Dec. 20, 1999

[1]	An index designed to measure the performance of large and mid-cap securities across 21 developed market countries, excluding the U.S. and Canada.
[2]	Represents the average annualized total return for all reporting funds in the Lipper International Multi-Cap Value Funds Classification.